Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Cash paid for capitalized interest	$ 2,651	$ 1,170	$ 1,966